(Loss)/Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
BASIC (LOSS)/EARNINGS PER SHARE
Net (loss)/earnings attributable to Gold Fields shareholders - Continuing operations		$ (345.0)	$ (27.2)	$ (268.4)
Net (loss)/earnings attributable to Gold Fields shareholders - Discontinued operations		0.0	0.0	20.5	[1],[2]
Net (loss)/earnings attributable to Gold Fields shareholders		$ (345.0)	$ (27.2)	$ (247.9)
Weighted average number of shares - continuing operations
Shares outstanding - beginning of year		771,416,491	767,160,263	729,536,813
Weighted average number of shares issued		3,346,660	1,981,608	13,069,913
Weighted average number of shares issued at the end of the year		774,763,151	769,141,871	742,606,726
Basic (loss)/earnings per share - Continuing operations		$ (0.45)	$ (0.04)	$ (0.36)
Basic (loss)/earnings per share - Discontinued operations	[1]			$ 0.03
DILUTED (LOSS)/EARNINGS PER SHARE
Net (loss)/earnings attributable to Gold Fields shareholders - Continuing operations		$ (345.0)	$ (27.2)	$ (268.4)
Net (loss)/earnings attributable to Gold Fields shareholders - Discontinued operations		0.0	0.0	20.5	[1],[2]
Net (loss)/earnings attributable to Gold Fields shareholders		$ (345.0)	$ (27.2)	$ (247.9)
Weighted average number of shares - continuing operations
Weighted average number of shares issued at the end of the year		774,763,151	769,141,871	742,606,726
Effect of dilutive securities	[3]	0	0	0
Weighted Average Number of Shares Outstanding, Diluted		774,763,151	769,141,871	742,606,726
Diluted (loss)/earnings per share - Continuing operations		$ (0.45)	$ (0.04)	$ (0.36)
Diluted (loss)/earnings per share - Discontinuing operations	[2]			$ 0.03

[1]	Basic earnings per share from discontinued operations Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) by the weighted average number of ordinary shares in issue in fiscal 2015 of 774,763,151 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).
[2]	Diluted earnings per share from discontinued operations Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) and 774,763,151 shares, being the diluted number of ordinary shares in issue in fiscal 2015 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).
[3]	Dilutive securities comprise the dilutive effect of share options. Refer note 18 for details of share option schemes. In fiscal 2015, 2014 and 2013, due to the loss from continuing operations, the effect of dilutive securities was not considered in the dilutive earnings per share calculation.